Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Revenue:
Software as a service (SaaS) revenue	$ 46,768	$ 23,279
License and software revenue	1,505	2,791
Managed services revenue	3,520	3,480
Total revenue	51,793	29,550
Cost and expenses:
Third-party costs	16,862	10,633
Datacenter and direct project costs	7,892	2,951
General and administrative expenses	15,132	9,468
Sales and marketing expenses	12,753	7,993
Research and development expenses	4,684	2,830
Acquisition related charges	2,197	1,461
Depreciation and amortization	7,269	3,754
Total cost and expenses	66,789	39,090
Income (loss) from operations	(14,996)	(9,540)
Interest expense, net	(743)	(3,483)
Gain (loss) from foreign currency transactions	1,375	378
Other expenses	6,174	(76)
Income (loss) before income taxes, equity method investments and non-controlling interest	(8,190)	(12,721)
Income tax expense	(278)	(2,237)
Loss from equity method investments	(371)	(965)
Net income (loss)	(8,839)	(15,923)
Net income (loss) attributable to non-controlling interest	(21)	(51)
Net income (loss) attributable to Velti	(8,818)	(15,872)
Comprehensive loss:
Foreign currency translation adjustments	4,254	6,030
Comprehensive loss	(4,585)	(9,893)
Comprehensive loss attributable to non-controlling interests	(18)	(40)
Comprehensive loss attributable to Velti	$ (4,567)	$ (9,853)
Net income (loss) attributable to Velti per share:
Basic (in dollars per share)	$ (0.14)	$ (0.34)
Diluted (in dollars per share)	$ (0.14)	$ (0.34)
Weighted average number of shares outstanding for use in computing per share amounts:
Basic (in shares)	61,816	47,099
Diluted (in shares)	61,816	47,099